Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	December 31,	March 31,
(In thousands)	2011	2011
Accounts payable	$23,142	$9,269
Accrued compensation	22,652	17,481
Accrued other	43,182	18,184
Total accounts payable and accrued expenses	$88,976	$44,934

8.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following:

	March 31,
	2011	2010
	(In thousands)

Accounts payable	$9,269	$8,197
Accrued compensation	17,481	15,276
Accrued interest	—	898
Accrued other	18,184	13,510

Total accounts payable and accrued expenses	$44,934	$37,881